Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Assets and Liabilities of Businesses Held for Sale) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 19, 2013	Mar. 31, 2013	Jul. 15, 2013	Dec. 02, 2013
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested	$ 232	$ 528	$ 227
Preferred Stock, Value, Issued	0	0	0
Investment securities (Note 3)	47,558	43,520
Current receivables (Note 4)	23,237	21,388
Assets of businesses held for sale	36,795	42,788
Liabilities Other	983
Liabilities of businesses held for sale	2,276	6,053
GEMB-Nordic
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested	2,320
NBCU LLC
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Sale of Real Estate Held-for-investment				1,430
Proceeds from Divestiture of Businesses, Net of Cash Divested				11,997
Guaranteed Debt Included In Sale Of Asset				4,000
Preferred Stock, Value, Issued				725
Consideration Received For Sale Of Business				16,722
Pre Tax Gain On Sale Of Business					1,096
Gain On Sale Of Business Net Of Tax					825
Equity Method Investment, Ownership Percentage				49.00%
Portugal Consumer Auto Personal Loan
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested						83
Machining And Fabrication Business
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested							108
Appliances
Financial Information For Businesses Held For Sale [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested	3,300
Assets of businesses held for sale	2,538
Liabilities of businesses held for sale	1,356
Assets held for sale
Financial Information For Businesses Held For Sale [Line Items]
Cash and cash equivalents	676	5
Investment securities (Note 3)	448	7
Current receivables (Note 4)	180	0
Inventories	588	0
Loans and Finance Receivables	2,144	0
Property, plant and equipment - net	1,015	0
Goodwill	539	24
Intangible Assets - Net	170	2
Other	540	12
Assets of businesses held for sale	6,300	50
Accounts Payable	510	1
Other Current Liabilities	348	0
Bank Deposits	1,931	0
Liabilities Other	586	5
Liabilities of businesses held for sale	3,375	6
GECC Real Estate Properties [Member]
Financial Information For Businesses Held For Sale [Line Items]
Pre Tax Gain On Sale Of Business					921
Gain On Sale Of Business Net Of Tax					564
Hungary Bank [Member]
Financial Information For Businesses Held For Sale [Line Items]
Assets of businesses held for sale	3,474
Liabilities of businesses held for sale	2,434
Signaling [Member]
Financial Information For Businesses Held For Sale [Line Items]
Consideration Received For Sale Of Business	800
Assets of businesses held for sale	267
Liabilities of businesses held for sale	$ 148